Stockholders' Deficit (Details Textual 2)			1 Months Ended	12 Months Ended
	Dec. 23, 2013 $ / warrant	Aug. 15, 2011 USD ($) $ / shares shares	Dec. 21, 2012 $ / warrant	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 $ / shares shares	Dec. 31, 2010 $ / shares shares	Dec. 31, 2009 USD ($) $ / shares $ / warrant shares	Dec. 31, 2011 $ / shares	Dec. 31, 2008 $ / shares
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares									$ 1.05
Reduction in exercise price of warrants | $ / warrant			0.25
Warrant
Class of Warrant or Right [Line Items]
Term of callable warrants									5 years
Number of common stock called by warrants									2,660,000
Warrants issued									2,660,000
Exercise price of warrants | $ / shares				$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.10	$ 0.10	$ 0.14
Value of warrants | $									$ 50,000
Warrant | 2009 Private Placement
Class of Warrant or Right [Line Items]
Number of common stock called by warrants									2,660,000
Exercise price of warrants | $ / shares									$ 1.25
Reduction in exercise price of warrants | $ / warrant	0.10								0.50
Extended warrant expiration				Expiration date of the 2009 Warrants from December 31, 2014 to December 31, 2016.
Placement Agent Warrants
Class of Warrant or Right [Line Items]
Number of common stock called by warrants									725,300
Warrants issued									725,300
Exercise price of warrants | $ / shares									$ 1.05
Public Relations Services
Class of Warrant or Right [Line Items]
Term of callable warrants		5 years
Warrants issued		400,000
Exercise price of warrants | $ / shares		$ 0.50
Value of warrants | $		$ 59,534